UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	7/31/2007

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALL VALUE FUND July 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 96.57%

Advertising Agency 0.62%
Interpublic Group of Cos., (The)*	694,900	$7,290
R.H. Donnelley Corp.*	202,400	12,656
Total		19,946

Aerospace 1.27%
Alliant Techsystems Inc.*	280,000	27,751
Curtiss-Wright Corp.	150,000	6,536
Moog Inc. Class A*	159,300	6,821
Total		41,108

Auto Components 1.78%
Oshkosh Truck Corp.	1,010,000	57,822

Banks 1.86%
Cullen/Frost Bankers, Inc.	1,115,000	55,382
JPMorgan Chase & Co.	107,800	4,744
Total		60,126

Beverage: Brewers 0.41%
Anheuser-Busch Cos., Inc.	274,600	13,392

Beverage: Distillers 0.54%
Brown-Forman Corp.	265,000	17,607

Beverage: Soft Drinks 2.04%
Coca-Cola Enterprises Inc.	1,070,000	24,246
PepsiCo, Inc.	640,000	41,997
Total		66,243

Biotechnology Research & Production 0.35%
Amgen, Inc.*	203,700	11,222

Chemicals 4.45%
Cabot Corp.	250,000	10,095
Cytec Industries Inc.	805,000	53,927
Eastman Chemical Co.	66,100	4,549
Hercules, Inc.*	400,000	8,304
Praxair, Inc.	615,000	47,121
Rohm & Haas Co.	355,000	20,065
Total		144,061

Communications & Media 0.20%
Time Warner Inc.	334,200	$6,437

Communications Technology 4.45%
Anixter International Inc.*	497,100	41,085
Corning Inc.*	1,851,000	44,128
JDS Uniphase Corp.*	924,829	13,253
McAfee, Inc.*	665,600	23,868
Tellabs, Inc.*	1,908,254	21,659
Total		143,993

Computer Services, Software & Systems 1.48%
Cadence Design Systems, Inc.*	2,235,000	47,829

Computer Technology 2.26%
SanDisk Corp.*	160,000	8,581
Sun Microsystems, Inc.*	6,471,900	33,007
Zebra Technologies Corp. Class A*	875,000	31,701
Total		73,289

Consumer Products 0.71%
International Flavors & Fragrances Inc.	457,302	22,915

Containers & Packaging: Metal & Glass 0.56%
AptarGroup Inc.	496,400	18,069

Copper 0.43%
Freeport-McMoRan Copper & Gold Inc.	150,000	14,097

Diversified Financial Services 2.95%
Bank of New York Mellon Corp.	1,515,051	64,465
Citigroup, Inc.	667,900	31,104
Total		95,569

Diversified Manufacturing 2.02%
Ball Corp.	416,870	21,373
Brady Corp. Class A	435,200	15,227
Hexcel Corp.*	435,000	9,457
Olin Corp.	925,000	19,305
Total		65,362

Drug & Grocery Store Chains 1.35%
Kroger Co. (The)	1,686,000	43,769

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited) (continued)

LORD ABBETT SECURITIES TRUST - ALL VALUE FUND July 31, 2007

		Value
Investments	Shares	(000)
Drugs & Pharmaceuticals 6.74%
Abbott Laboratories	1,075,000	$54,492
Bristol-Myers Squibb Co.	110,300	3,133
Eli Lilly & Co.	455,000	24,611
Mylan Laboratories, Inc.	1,230,000	19,717
Novartis AG ADR	285,000	15,376
Schering-Plough Corp.	734,200	20,954
Teva Pharmaceutical Industries Ltd. ADR	1,050,000	44,121
Wyeth	739,866	35,898
Total		218,302

Electrical Equipment & Components 2.44%
AMETEK, Inc.	273,750	10,682
Cooper Industries Ltd., Class A	246,380	13,038
Emerson Electric Co.	655,492	30,854
Molex Inc.	863,515	24,472
Total		79,046

Electronics: Semi-Conductors/Components 0.72%
Micron Technology, Inc.*	500,000	5,935
Texas Instruments Inc.	494,400	17,398
Total		23,333

Electronics: Technology 1.50%
General Dynamics Corp.	620,000	48,707

Engineering & Contracting Services 0.21%
URS Corp.*	136,000	6,699

Financial Data Processing Services & Systems 0.72%
Automatic Data Processing, Inc.	410,080	19,036
Jack Henry & Assoc. Inc.	179,000	4,299
Total		23,335

Gold 1.87%
Barrick Gold Corp. (Canada)(a)	1,840,000	60,536

Healthcare Management Services 1.23%
IMS Health Inc.	1,414,600	39,793

Identification Control & Filter Devices 1.63%
Agilent Technologies, Inc.*	700,000	$26,705
IDEX Corp.	720,000	26,071
Total		52,776

Insurance: Multi-Line 3.35%
American International Group, Inc.	1,220,000	78,300
Hartford Financial Services Group, Inc. (The)	328,000	30,133
Total		108,433

Insurance: Property-Casualty 0.25%
Progressive Corp. (The)	391,600	8,216

Machinery: Construction & Handling 1.13%
Caterpillar Inc.	465,000	36,642

Machinery: Industrial/Specialty 0.51%
Kennametal, Inc.	215,900	16,551

Machinery: Oil Well Equipment & Services 2.87%
BJ Services Co.	1,340,000	35,041
CARBO Ceramics Inc.	189,197	8,529
Halliburton Co.	659,300	23,748
Hanover Compressor Co.*	200,000	4,766
Schlumberger Ltd. (Netherlands Antilles)(a)	83,400	7,900
Superior Energy Services, Inc.*	320,400	12,918
Total		92,902

Medical & Dental Instruments & Supplies 1.10%
Patterson Companies, Inc.*	517,030	18,546
Zimmer Holdings, Inc.*	218,800	17,014
Total		35,560

Metal Fabricating 2.07%
Quanex Corp.	804,962	36,272
Shaw Group Inc. (The)*	576,100	30,660
Total		66,932

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited) (continued)

LORD ABBETT SECURITIES TRUST - ALL VALUE FUND July 31, 2007

		Value
Investments	Shares	(000)
Miscellaneous: Consumer Staples 1.27%
Diageo plc ADR	505,000	$41,248

Miscellaneous: Materials & Processing 0.12%
Rogers Corp.*	110,000	3,975

Multi-Sector Companies 9.40%
Berkshire Hathaway Financial Class B*	15,750	56,763
Carlisle Cos., Inc.	1,755,000	79,466
Eaton Corp.	195,000	18,950
Fortune Brands, Inc.	185,000	15,041
General Electric Co.	3,058,100	118,532
Honeywell International, Inc.	145,000	8,339
Trinity Industries, Inc.	197,150	7,537
Total		304,628

Oil: Crude Producers 2.71%
Apache Corp.	173,300	14,010
Chesapeake Energy Corp.	1,005,000	34,210
Forest Oil Corp.*	400,000	16,188
Range Resources Corp.	629,354	23,374
Total		87,782

Oil: Integrated Domestic 1.53%
EnCana Corp. (Canada)(a)	605,000	36,893
Occidental Petroleum Corp.	226,300	12,836
Total		49,729

Oil: Integrated International 5.65%
Chevron Corp.	380,000	32,399
Exxon Mobil Corp.	1,770,012	150,681
Total		183,080

Publishing: Miscellaneous 1.15%
R.R. Donnelley & Sons Co.	882,500	37,294

Rental & Leasing Services: Commercial 0.71%
GATX Corp.	505,000	22,907

Retail 2.13%
Costco Wholesale Corp.	510,000	30,498
Macy’s, Inc.	589,013	21,246
MSC Industrial Direct Co., Inc. Class A	340,061	$17,101
Total		68,845

Savings & Loan 0.30%
Webster Financial Corp.	225,500	9,800

Services: Commercial 0.08%
IAC/InterActiveCorp.*	87,495	2,515

Soaps & Household Chemicals 1.00%
Procter & Gamble Co. (The)	525,650	32,517

Steel 1.43%
Carpenter Technology Corp.	390,000	46,289

Truckers 0.36%
Heartland Express, Inc.	789,641	11,774

Utilities: Cable TV & Radio 1.84%
Comcast Corp. Special Class A*	2,280,612	59,684

Utilities: Electrical 2.79%
CMS Energy Corp.	730,000	11,797
Dominion Resources, Inc.	163,700	13,787
PNM Resources, Inc.	526,025	13,587
Southern Co. (The)	1,200,000	40,368
Wisconsin Energy Corp.	250,000	10,732
Total		90,271

Utilities: Gas Distributors 1.92%
AGL Resources Inc.	192,300	7,250
Nicor Inc.	165,000	6,503
Spectra Energy Corp.	965,000	24,578
UGI Corp.	920,000	23,745
Total		62,076

Utilities: Gas Pipelines 0.53%
El Paso Corp.	1,025,733	17,078

Utilities: Telecommunications 3.58%
AT&T Inc.	2,490,170	97,515
Qwest Communications International Inc.*	930,000	7,933

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited) (concluded)

LORD ABBETT SECURITIES TRUST - ALL VALUE FUND July 31, 2007

		Value
Investments	Shares	(000)
Utilities: Telecommunications (continued)
Verizon Communications, Inc.	245,000	$10,442
Total		115,890

Total Common Stock (cost $2,721,655,448)		3,128,001

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 2.39%

Repurchase Agreement
Repurchase Agreement dated 7/31/2007, 4.67% due 8/1/2007 with State Street Bank & Trust Co. collateralized by $34,315,000 of Federal Home Loan Mortgage Corp. at 5.181% due 9/21/2007 and $44,115,000 of Federal National Mortgage Assoc. at 3.25% and 4.75% due 1/15/2008 and 8/3/2007; value: $79,167,713; proceeds: $77,620,848 (cost $77,610,780)	$77,611	$77,611

Total Investments in Securities 98.96% (cost $2,799,266,228)		3,205,612
Other Assets in Excess of Liabilities 1.04%		33,533
Net Assets 100.00%		$3,239,145

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2007

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 99.51%

Lord Abbett Developing Growth Fund, Inc. - Class Y*(a)	4,846,731	$100,763

Lord Abbett Securities Trust - International Opportunities Fund - Class Y(b)	5,650,995	109,742

Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class Y*(b)	2,929,812	43,830

Lord Abbett Securities Trust - Micro-Cap Value Fund - Class Y*(b)	1,566,994	44,095

Lord Abbett Blend Trust - Small-Cap Blend Fund - Class Y*(c)	1,138,390	21,664

Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class Y*(b)	3,036,930	101,312

Lord Abbett Securities Trust - Value Opportunities Fund - Class Y(b)	1,586,633	21,769

Total Investments in Underlying Funds (cost $362,213,241)		$443,175

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.33%

Repurchase Agreement
Repurchase Agreement dated 7/31/2007, 4.67% due 8/1/2007 with State Street Bank & Trust Co. collateralized by $1,520,000 of Federal Home Loan Bank at 5.50% due 6/11/2009; value: $1,531,400; proceeds: $1,499,954 (cost $1,499,760)	$1,500	$1,500

Total Investments in Securities 99.84% (cost $363,713,001)		444,675
Other Assets in Excess of Liabilities 0.16%		694
Net Assets 100.00%		$445,369

*	Non-income producing security.
(a)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(b)	Fund investment objective is long-term capital appreciation.
(c)	Fund investment objective is long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2007

		U.S. $
		Value
Investments	Shares	(000)
LONG-TERM INVESMENTS 93.53%

COMMON STOCKS 92.53%

Australia 3.04%
Boart Longyear Group*	8,438,440	$16,757
Downer EDI Ltd.	2,459,068	14,565
Oxiana Ltd.	3,554,860	11,065
Pan Australian Resources Ltd.*	4,066,400	2,317
Total		44,704

Belgium 2.86%
Delhaize Group	161,476	15,015
KBC Group N.V.	207,775	27,031
Total		42,046

Brazil 1.33%
Cia De Concessoes Rodoviria	618,100	11,179
Rossi Residencial S.A.	332,700	8,444
Total		19,623

Canada 5.87%
Addax Petroleum Corp.	612,344	23,672
Alcan, Inc.	177,090	17,249
AUR Resources Inc.	403,800	15,402
OPTI Canada Inc.*	536,190	11,560
Teck Cominco Ltd. Class B	415,700	18,431
Total		86,314

China 1.34%
Yanzhou Coal Mining Co., Ltd.	10,930,000	19,646

Czech Republic 1.70%
CEZ, a.s.	479,673	24,931

Egypt 1.30%
Orascom Telecom Holdings (S.A.E.) GDR	286,600	19,084

France 5.18%
AXA	373,032	$14,558
BNP Paribas S.A.	243,496	26,766
CGG Veritas*	64,750	16,350
Schneider Electric S.A.	137,994	18,412
Total		76,086

Germany 13.01%
Allianz AG Registered Shares	66,777	14,200
Bayerische Motoren Werke AG	130,476	8,097
E. On AG	132,001	20,771
Fresenius Medical Care AG & Co. KGaA	393,306	18,535
Henkel KGaA	443,621	21,715
Hypo Real Estate Holding AG	89,464	5,460
Linde AG	234,068	27,745
Merck KGaA	185,148	23,101
SAP AG	304,774	16,501
Siemens AG	149,851	18,966
Symrise GmbH & Co. AG*	572,110	16,243
Total		191,334

Greece 3.79%
Folli-Follie S.A.	178,149	7,237
Hellenic Telecommunications Organization S.A.	564,509	16,933
National Bank of Greece S.A.	539,054	31,525
Total		55,695

Hong Kong 2.42%
Agile Property Holdings Ltd.	7,616,000	13,298
China Unicom Ltd.	7,284,900	13,028
Galaxy Entertainment Group Ltd.*	9,181,000	9,260
Total		35,586

Indonesia 1.33%
PT Indosat tbk	24,985,000	19,481

Israel 0.51%
Teva Pharmaceutical Industries Ltd. ADR	177,800	7,471

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited) (continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2007

		U.S. $
		Value
Investments	Shares	(000)
Japan 14.47%
Capcom Co., Ltd.	490,800	$9,857
Daiichi Sankyo Co. Ltd.	442,300	12,221
Don Quijote Co., Ltd.	719,200	14,270
East Japan Railway Co.	1,445	10,717
Jupiter Telecommunications Co. Ltd.*	10,892	8,279
Nippon Commercial Investment REIT	2,655	11,547
Nissan Motors Co., Ltd.	702,100	7,589
Nissin Food Products Co., Ltd.	297,226	9,099
Nitto Denko Corp.	295,700	15,514
NSK Ltd.	1,652,000	15,827
ORIX Corp.	70,391	16,895
Ricoh Co., Ltd.	997,800	21,629
Sumitomo Corp.	894,100	17,316
Sumitomo Mitsui Financial Group	1,694	15,309
Thk Co., Ltd.	778,400	18,359
Tokyo Tatemono Co., Ltd.	685,000	8,264
Total		212,692

Kazakhstan 0.46%
Kazkommertsbank GDR* +	376,123	6,774

Mexico 0.96%
Corporación GEO S.A. de C.V.*	988,300	5,420
Desarrolladora Homex, S.A. de C.V. ADR*	153,300	8,664
Total		14,084

Netherlands 2.07%
ING Groep N.V. CVA	372,668	15,732
Koninklijke Ahold N.V.*	1,164,424	14,739
Total		30,471

Norway 2.50%
Electromagnetic GeoServices AS*	1,067,950	21,158
Petroleum Geo-Services ASA*	657,490	15,619
Total		36,777

Philippines 0.16%
Manila Water Co.	7,717,600	$2,405

Russia 1.00%
VTB Bank OJSC GDR*+	1,384,063	14,740

South Africa 1.03%
MTN Group Ltd.	1,084,029	15,211

South Korea 3.26%
Kookmin Bank	105,222	9,184
Pusan Bank	847,960	16,236
Samsung Electronics Co., Ltd.	34,019	22,458
Total		47,878

Switzerland 1.89%
Nestle S.A. Registered Shares	58,709	22,555
Novartis AG Registered Shares	98,318	5,303
Total		27,858

Taiwan 2.64%
Acer Inc.	7,630,000	16,715
Taiwan Semiconductor
Manufacturing Co., Ltd. ADR	2,172,318	22,049
Total		38,764

United Kingdom 18.41%
Aegis Group plc	6,924,240	17,658
Aviva plc	1,071,423	14,889
BAE Systems plc	3,765,708	31,924
BlueBay Asset Management plc*	1,443,483	11,231
British American Tobacco plc	560,873	18,125
easyJet plc*	786,200	7,981
Kesa Electricals plc	1,648,799	10,655
Prudential plc	1,049,259	14,430
Punch Taverns plc	669,119	15,512
Reckitt Benckiser plc	292,573	15,654
Reed Elsevier plc	1,713,253	21,111

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited) (concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND July 31, 2007

		U.S. $
		Value
Investments	Shares	(000)
United Kingdom (continued)
Rio Tinto plc ADR	40,800	$11,796
SABMiller plc	987,750	25,332
Tesco plc	885,973	7,277
Tullow Oil plc	2,265,049	22,033
Vodafone Group plc	8,335,258	25,057
Total		270,665

Total Common Stocks (cost $1,222,875,690)		1,360,320

PREFERRED STOCK 1.00%

Brazil
Cia Energetica de Minas Gerais (cost $12,422,078)	729,710	14,723

Total Long-Term Investments (cost $1,235,297,769)		1,375,043

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 6.91%

Repurchase Agreement
Repurchase Agreement dated 7/31/2007, 4.67% due 8/1/2007 with State Street Bank & Trust Co. collateralized by $18,555,000 of Federal Farm Credit Bank at 3.375% due 7/15/2008 and $85,090,000 of Federal Home Loan Bank at 4.01% due 9/17/2008; value: $103,685,763; proceeds: $101,661,625 (cost $101,648,439)	$101,649	$101,649

Total Investments in Securities 100.44% (cost $1,336,946,208)		1,476,692
Liabilities in Excess of Foreign Cash and Other Assets (0.44%)		(6,495)
Net Assets 100.00%		$1,470,197

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
REIT	Real Estate Investment Trust.
*	Non-income producing security.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2007

		U.S. $
		Value
Investments	Shares	(000)
COMMON STOCKS 93.93%

Australia 2.26%
Newcrest Mining Ltd.	214,532	$4,483
Zinifex Ltd.	293,847	4,860
Total		9,343

Brazil 1.07%
Rossi Residencial S.A.	174,100	4,419

Canada 1.91%
Addax Petroleum Corp.	129,046	4,988
OPTI Canada Inc.*	136,589	2,945
Total		7,933

China 2.24%
Celestial NutriFoods Ltd.	4,718,584	4,538
Yanzhou Coal Mining Co. Ltd.	2,642,000	4,749
Total		9,287

Egypt 1.53%
Ghabbour Auto*	886,933	6,322

France 4.89%
CGG Veritas*	20,712	5,230
Gemalto N.V.*	184,811	4,350
Neopost S.A.	73,932	10,686
Total		20,266

Germany 12.30%
Arques Industries AG	202,377	10,471
AWD Holding AG	119,875	4,646
DIC Asset AG	66,085	2,060
Fresenius Medical Care AG & Co. KGaA ADR	111,700	5,261
Hypo Real Estate Holding AG	67,332	4,109
IVG Immobilien AG	63,207	2,301
KUKA AG*	91,830	3,289
Rheinmetall AG	59,502	5,281
Symrise GmbH & Co. AG*	251,220	$7,132
Wacker Chemie AG	26,306	6,428
Total		50,978

Greece 4.16%
Folli-Follie S.A.	175,046	7,111
Greek Postal Savings Bank	180,072	3,964
Piraeus Bank S.A.	173,468	6,151
Total		17,226

Hong Kong 3.87%
EganaGoldpfeil (Holdings) Ltd.~	1,421	1
Melco International Development Ltd.~	208	—	(a)
Playmates Holdings Ltd.	16,938,000	2,452
REXCAPITAL Financial Holdings Ltd.*	47,050,000	7,066
Teem Foundation Group Ltd.	17,512,000	6,508
Total		16,027

Indonesia 1.01%
PT Indosat Tbk	5,370,000	4,187

Ireland 1.42%
C&C GROUP	306,176	2,491
FBD Holdings plc	60,049	2,189
Waterford Wedgwood plc Unit*	24,347,187	1,199
Total		5,879

Italy 4.94%
Azimut Holding S.p.A.	307,414	5,077
Davide Campari-Milano S.p.A.	861,799	9,206
Hera S.p.A.	1,561,623	6,196
Total		20,479

Japan 12.25%
Capcom Co. Ltd	219,000	4,398
FP Corp.	138,000	4,415
IBIDEN Co., Ltd.	49,814	3,652
Japan General Estate Co. Ltd. (The)	107,500	2,158

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited) (continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2007

		U.S. $
		Value
Investments	Shares	(000)
Japan (continued)
kabu.com Securities Co., Ltd.	1,245	$1,675
Mitsui Mining & Smelting Co., Ltd.	646,200	3,104
Nabtesco Corp.	343,088	5,131
Nippon Commercial Investment Corp. REIT	1,076	4,680
Nitori Co., Ltd.	128,550	6,628
Okinawa Cellular Telephone Co.	1,847	4,936
Tokuyama Corp.	290,900	4,225
Yamada Denki Co., Ltd.	21,550	2,141
ZEON Corp.	341,000	3,599
Total		50,742

Netherlands 9.53%
Aalberts Industries N.V.	158,795	4,404
Ballast Nedam N.V. CVA	42,258	2,127
Draka Holding N.V.	204,751	11,154
Koninklijke BAM Groep N.V.	190,534	5,514
LMA International N.V.*	3,207,000	1,259
Vedior N.V.	325,941	8,441
Wavin N.V.	269,951	6,599
Total		39,498

Norway 3.23%
Electromagnetic Geo Services AS*	111,368	2,207
Petroleum Geo-Services*	171,130	4,065
Songa Offshore ASA*	745,338	7,120
Total		13,392

Philippines 2.68%
Ayala Corp.	257,534	2,977
Megaworld Corp.	49,780,000	4,148
Metropolitan Bank & Trust Co.	2,968,700	3,964
Total		11,089

South Korea 1.55%
Pusan Bank	335,343	6,420

Spain 4.66%
Enagas, S.A.	264,849	$6,296
Prosegur Compania de Seguridad S.A.	286,152	10,860
Vueling Airlines S.A.*	72,636	2,162
Total		19,318

Sweden 2.77%
Getinge AB Class B	326,500	7,195
KappAhl Holding AB	392,535	4,301
Total		11,496

Taiwan 1.91%
Acer Inc.	1,455,000	3,187
Chi Mei Optoelectronics Corp.	4,246,320	4,725
Total		7,912

Turkey 0.95%
Turkiye Is Bankasi A.S. (Isbank) Registered Shares GDR	295,680	1,587
Turkiye Vakiflar Bankasi TAO	736,920	2,342
Total		3,929

United Kingdom 12.80%
Balfour Beatty plc	612,483	5,298
Bespak Plc	89,084	1,260
BlueBay Asset Management*	1,056,746	8,222
Burberry Group plc	488,515	6,241
Ceres Power Holdings plc*	542,092	3,922
Intertek Group plc	469,611	9,318
Man Group plc	358,799	4,080
Michael Page International plc	203,495	2,232
Northgate Information Solutions plc	1,847,183	2,934
Northgate plc	145,937	3,201
Punch Taverns plc	273,250	6,334
Total		53,042

Total Common Stocks (cost $323,280,946)		389,184

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited) (concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2007

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 6.30%

Repurchase Agreement
Repurchase Agreement dated 7/31/2007, 4.67% due 8/1/2007 with State Street Bank & Trust Co. collateralized by $26,540,000 of Federal Home Loan Bank at 4.00% due 2/6/2009; value: $26,639,525; proceeds: $26,117,085 (cost $26,113,698)	$26,114	$26,114

Total Investments in Securities 100.23% (cost $349,394,644)		415,298
Liabilities in Excess of Cash, Foreign Cash and Other Assets (0.23%)		(966)
Net Assets 100.00%		$414,332

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
~	Fair Valued Security (See Note 2 (a)).
(a)	Value is less than $1,000.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - LARGE-CAP VALUE FUND July 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 97.30%

Aerospace 0.85%
Rockwell Collins, Inc.	8,540	$587

Agriculture, Fishing & Ranching 0.92%
Monsanto Co.	9,852	635

Air Transportation 1.06%
Delta Air Lines, Inc.*	41,110	733

Automobiles 0.54%
Ford Motor Co.*	43,680	372

Banks 5.14%
Bank of America Corp.	22,950	1,088
JPMorgan Chase & Co.	27,590	1,214
PNC Financial Services Group, Inc. (The)	6,780	452
SunTrust Banks, Inc.	3,440	270
Wells Fargo & Co.	15,690	530
Total		3,554

Beverage: Brewers 1.44%
Anheuser-Busch Cos., Inc.	20,470	998

Beverage: Soft Drinks 3.77%
Coca-Cola Co. (The)	26,840	1,399
Coca-Cola Enterprises, Inc.	53,230	1,206
Total		2,605

Biotechnology Research & Production 1.24%
Amgen, Inc.*	4,910	264
Baxter International Inc.	11,253	592
Total		856

Chemicals 0.67%
Praxair, Inc.	6,014	461

Communications & Media 0.82%
Time Warner Inc.	29,290	564

Communications Technology 2.89%
Corning, Inc.*	20,250	483
Juniper Networks, Inc.*	31,120	$932
QUALCOMM Inc.	14,090	587
Total		2,002

Computer Services, Software & Systems 1.54%
Oracle Corp.*	55,580	1,063

Computer Technology 6.11%
Hewlett-Packard Co.	30,990	1,427
International Business Machines Corp.	2,950	326
Sun Microsystems, Inc.*	485,310	2,475
Total		4,228

Copper 1.52%
Freeport-McMoRan Copper & Gold Inc.	11,220	1,054

Diversified Financial Services 8.14%
Bank of New York Mellon Corp.	60,964	2,594
Citigroup, Inc.	55,129	2,568
Morgan Stanley	7,410	473
Total		5,635

Drug & Grocery Store Chains 2.90%
Kroger Co. (The)	34,995	909
SUPERVALU INC.	26,430	1,101
Total		2,010

Drugs & Pharmaceuticals 7.36%
Abbott Laboratories	25,810	1,308
Bristol-Myers Squibb Co.	32,940	936
Eli Lilly & Co.	14,840	803
Teva Pharmaceutical Industries Ltd. ADR	27,240	1,145
Wyeth	18,615	903
Total		5,095

Electrical Equipment & Components 1.85%
Emerson Electric Co.	27,212	1,281

Electronics: Semi-Conductors/Components 4.31%
Altera Corp.	22,000	510

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited) (continued)

LORD ABBETT SECURITIES TRUST - LARGE-CAP VALUE FUND July 31, 2007

		Value
Investments	Shares	(000)
Electronics: Semi-Conductors/Components (continued)
Intel Corp.	18,660	$441
Microchip Technology, Inc.	20,740	753
Micron Technology, Inc.*	13,830	164
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	44,617	453
Texas Instruments Inc.	18,860	664
Total		2,985

Electronics: Technology 0.49%
Rockwell International Corp.	4,880	341

Financial Data Processing Services & Systems 0.53%
Paychex, Inc.	8,860	367

Financial: Miscellaneous 1.58%
FannieMae	18,290	1,094

Foods 2.35%
Kraft Foods, Inc. Class A	49,735	1,629

Gold 1.53%
Barrick Gold Corp. (Canada)(a)	32,140	1,057

Health & Personal Care 1.88%
CVS Caremark Corp.	37,030	1,303

Insurance: Multi-Line 4.56%
American International Group, Inc.	31,882	2,046
AON Corp.	21,580	864
Hartford Financial Group, Inc. (The)	2,680	246
Total		3,156

Machinery: Oil Well Equipment & Services 1.23%
Schlumberger Ltd. (Netherlands Antilles)(a)	5,978	566
Smith International, Inc.	4,600	283
Total		849

Medical & Dental Instruments & Supplies 0.61%
Boston Scientific Corp.*	31,990	$421

Multi-Sector Companies 5.26%
3M Co.	3,230	287
Eaton Corp.	4,752	462
Fortune Brands, Inc.	3,530	287
General Electric Co.	67,210	2,605
Total		3,641

Oil: Crude Producers 0.51%
Devon Energy Corp.	4,750	354

Oil: Integrated International 5.24%
Exxon Mobil Corp.	42,611	3,627

Paper 1.00%
International Paper Co.	18,629	690

Radio & TV Broadcasters 0.63%
News Corp. Class B	19,320	438

Railroads 0.26%
Canadian National Railway Co. (Canada)(a)	3,390	177

Rental & Leasing Services: Consumer 1.49%
Hertz Global Holdings, Inc.*	46,200	1,034

Retail 2.08%
Costco Wholesale Corp.	3,470	208
Wal-Mart Stores, Inc.	26,730	1,228
Total		1,436

Securities Brokerage & Services 0.77%
Charles Schwab Corp. (The)	26,380	531

Services: Commercial 1.29%
IAC/InterActiveCorp.*	20,575	591
Waste Management, Inc.	7,960	303
Total		894

Soaps & Household Chemicals 2.60%
Procter & Gamble Co. (The)	29,099	1,800

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited) (concluded)

LORD ABBETT SECURITIES TRUST - LARGE-CAP VALUE FUND July 31, 2007

		Value
Investments	Shares	(000)
Tires & Rubber 0.29%
Goodyear Tire & Rubber Co. (The)*	7,010	$201

Transportation: Miscellaneous 0.55%
United Parcel Service, Inc. Class B	5,060	383

Utilities: Electrical 2.93%
FPL Group, Inc.	8,330	481
PG&E Corp.	21,820	934
PPL Corp.	12,980	612
Total		2,027

Utilities: Gas Distributors 0.86%
Spectra Energy Corp.	23,480	598

Utilities: Telecommunications 3.71%
AT&T Inc.	58,028	2,272
Verizon Communications, Inc.	6,915	295
Total		2,567

Total Common Stocks (cost $63,157,746)		67,333

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 2.68%

Repurchase Agreement
Repurchase Agreement dated 7/31/2007, 4.67% due 8/1/2007 with State Street Bank & Trust Co. collateralized by $1,895,000 of Federal Home Loan Bank at 4.875% due 11/18/2011; value: $1,892,631; proceeds: $1,853,487 (cost $1,853,246)	$1,853	$1,853

Total Investments in Securities 99.98% (cost $65,010,992)		69,186
Other Assets in Excess of Liabilities 0.02%		12
Net Assets 100.00%		$69,198

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 89.51%

Aerospace 2.66%
Alliant Techsystems Inc.*	53,820	$5,334
Curtiss-Wright Corp.	18,368	800
Total		6,134

Air Transportation 1.31%
AAR Corp.*	18,380	548
Bristow Group, Inc.*	51,960	2,465
Total		3,013

Aluminum 0.51%
Kaiser Aluminum Corp.	17,475	1,180

Auto Components 1.38%
Oshkosh Truck Corp.	55,600	3,183

Banks 5.42%
Alabama National BanCorp.	22,568	1,205
BOK Financial Corp.	32,030	1,602
Cullen/Frost Bankers, Inc.	135,000	6,705
First Midwest Bancorp, Inc.	55,700	1,832
West Coast Bancorp	43,800	1,147
Total		12,491

Beverage: Distillers 0.88%
Brown-Forman Corp.	30,658	2,037

Biotechnology Research & Production 2.81%
Charles River Laboratories International, Inc.*	74,700	3,823
Martek Biosciences Corp.*	103,400	2,649
Total		6,472

Building: Materials 1.19%
NCI Building Systems, Inc.*	56,550	2,735

Building: Miscellaneous 0.73%
Comfort Systems USA, Inc.	129,994	1,682

Chemicals 5.43%
Albemarle Corp.	43,120	1,735
Cytec Industries Inc.	62,607	$4,194
Hercules, Inc.*	113,500	2,356
Lubrizol Corp. (The)	34,793	2,180
Sigma-Aldrich Corp.	44,937	2,037
Total		12,502

Communications Technology 2.95%
Anaren, Inc.*	125,411	2,162
Anixter International Inc.*	53,059	4,385
ViaSat, Inc.*	8,720	250
Total		6,797

Computer Services, Software & Systems 1.75%
Macrovision Corp.*	102,077	2,427
Sapient Corp.*	224,900	1,604
Total		4,031

Computer Technology 3.05%
Intermec, Inc.*	105,900	2,714
Radiant Systems, Inc.*	115,923	1,611
Zebra Technologies Corp. Class A*	74,600	2,703
Total		7,028

Containers & Packaging: Metal & Glass 1.22%
Silgan Holdings, Inc.	54,381	2,807

Diversified Manufacturing 2.83%
American Standard Cos. Inc.	27,065	1,463
Brady Corp.	94,300	3,300
Hexcel Corp.*	80,736	1,755
Total		6,518

Diversified Production 1.08%
Thomas & Betts Corp.*	40,335	2,493

Electrical Equipment & Components 0.95%
AMETEK, Inc.	46,525	1,815
Ballantyne of Omaha, Inc.*	58,131	361
Total		2,176

Electronics 0.97%
Vishay Intertechnology, Inc.*	143,321	2,223

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited) (continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2007

		Value
Investments	Shares	(000)
Electronics: Semi-Conductors/Components 3.75%
ANADIGICS, Inc.*	164,775	$2,394
Micrel, Inc.	211,600	2,190
Micron Technology, Inc.*	96,600	1,147
Microsemi Corp.*	124,700	2,907
Total		8,638

Electronics: Technology 2.48%
PerkinElmer, Inc.	127,700	3,554
ScanSource, Inc.*	80,545	2,161
Total		5,715

Engineering & Contracting Services 0.90%
URS Corp.*	42,150	2,076

Financial Data Processing Services & Systems 2.19%
Fiserv, Inc.*	42,860	2,118
Global Payments Inc.	78,100	2,921
Total		5,039

Financial: Miscellaneous 1.83%
Financial Federal Corp.	148,515	4,210

Foods 1.58%
Hormel Foods Corp.	106,000	3,649

Health & Personal Care 0.86%
Amedisys, Inc.*	24,752	937
Omnicare, Inc.	31,800	1,054
Total		1,991

Healthcare Management Services 2.10%
IMS Health Inc.	130,065	3,659
Sierra Health Services, Inc.*	28,795	1,170
Total		4,829

Identification Control & Filter Devices 0.67%
IDEX Corp.	42,645	1,544

Insurance: Property-Casualty 1.93%
W.R. Berkley Corp.	53,600	$1,577
HCC Insurance Holdings, Inc.	98,300	2,878
Total		4,455

Machinery: Oil Well Equipment & Services 3.97%
BJ Services Co.	125,900	3,292
CARBO Ceramics, Inc.	67,510	3,043
Hanover Compressor Co.*	117,660	2,804
Total		9,139

Metal Fabricating 1.59%
Quanex Corp.	55,026	2,479
Shaw Group Inc. (The)*	22,396	1,192
Total		3,671

Metals & Minerals Miscellaneous 0.20%
A.M. Castle & Co.	13,997	462

Miscellaneous: Materials & Processing 1.10%
Rogers Corp.*	70,271	2,540

Multi-Sector Companies 4.63%
Carlisle Cos., Inc.	155,230	7,029
Foster Wheeler Ltd.*	4,945	556
Kaman Corp.	91,833	3,075
Total		10,660

Office Furniture & Business Equipment 0.18%
Diebold, Inc.	8,220	416

Oil: Crude Producers 2.19%
Forest Oil Corp.*	52,000	2,105
Petrohawk Energy Corp.*	98,000	1,469
Range Resources Corp.	39,887	1,481
Total		5,055

Rental & Leasing Services: Commercial 1.80%
H&E Equipment Services, Inc.*	61,900	1,682
Williams Scotsman International, Inc.*	90,470	2,456
Total		4,138

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited) (concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2007

		Value
Investments	Shares	(000)
Retail 2.08%
MSC Industrial Direct Co., Inc. Class A	44,600	$2,243
Sharper Image Corp.*	73,100	596
Sonic Automotive, Inc.	71,533	1,960
Total		4,799

Services: Commercial 2.85%
CDI Corp.	39,665	1,122
Cintas Corp.	40,400	1,477
Rollins, Inc.	116,721	2,778
Tetra Tech, Inc.*	56,400	1,186
Total		6,563

Shoes 0.46%
K-Swiss Inc.	31,100	693
Rocky Brands Inc.*	31,831	370
Total		1,063

Steel 3.49%
Carpenter Technology Corp.	23,988	2,847
Harsco Corp.	98,622	5,194
Total		8,041

Truckers 0.64%
Heartland Express, Inc.	98,643	1,471

Utilities: Electrical 4.81%
Avista Corp.	58,990	1,169
Black Hills Corp.	80,010	2,985
IDACORP, Inc.	83,700	2,591
PNM Resources, Inc.	104,640	2,703
Wisconsin Energy Corp.	38,300	1,644
Total		11,092

Utilities: Gas Distributors 3.37%
Nicor Inc.	74,600	2,940
Piedmont Natural Gas Co., Inc.	93,375	2,165
UGI Corp.	103,270	2,666
Total		7,771

Utilities: Telecommunications 0.74%
Leap Wireless International, Inc.*	19,259	1,702

Total Common Stocks (cost $199,441,162)		206,231

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 10.41%

Repurchase Agreement
Repurchase Agreement dated 7/31/2007, 4.67% due 8/1/2007 with State Street Bank & Trust Co. collateralized by $24,295,000 of Federal Home Loan Bank at 5.50% due 6/11/2009; value: $24,477,213; proceeds: $23,997,227 (cost $23,994,115)	$23,994	$23,994

Total Investments in Securities 99.92% (cost $223,435,277)		230,225
Other Assets in Excess of Liabilities 0.08%		175
Net Assets 100.00%		$230,400

* Non-income producing security.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.       ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following six funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett All Value Fund (“All Value Fund”), Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”), and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

All Value Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Large-Cap Value Fund’s investment objective is to seek a high level of total return.

2.       SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Foreign Transactions—The books and records of International Core Equity Fund and International Opportunities Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)   Forward Foreign Currency Exchange Contracts—International Core Equity Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.  As of July 31, 2007, there were no open forward foreign currency exchange contracts outstanding.

(e)   Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

3.       FEDERAL TAX INFORMATION

As of July 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Notes to Schedule of Investments (unaudited) (concluded)

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund
Tax cost	$2,799,475,587	$364,471,734	$1,339,565,815
Gross unrealized gain	454,717,484	83,140,206	152,085,900
Gross unrealized loss	(48,580,649)	(2,936,970)	(14,960,106)
Net unrealized security gain	$406,136,835	$80,203,236	$137,125,794

	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund
Tax cost	$349,957,496	$65,156,780	$223,856,731
Gross unrealized gain	73,921,618	5,307,609	14,470,768
Gross unrealized loss	(8,581,081)	(1,278,123)	(8,102,574)
Net unrealized security gain	$65,340,537	$4,029,486	$6,368,194

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

4.       INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which each of the All Value Fund and Large Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Small and mid-sized company stocks, in which Value Opportunities Fund invests, may also perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. The small and mid-sized company stocks in which Value Opportunities Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Funds could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities and in the securities of large foreign companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Opportunities Fund is also subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

Due to their investments in multinational companies, All Value Fund, Large Cap Value Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund’s performance.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord Abbett. As of July 31, 2007, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc.– Class Y	22.74%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class Y	24.76%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Growth Fund – Class Y	9.89%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Value Fund – Class Y	9.95%
Lord Abbett Blend Trust – Lord Abbett Small Cap Blend Fund – Class Y	4.89%
Lord Abbett Research Fund, Inc. – Lord Abbett Small Cap Value Fund – Class Y	22.86%
Lord Abbett Securities Trust – Lord Abbett Value Opportunities Fund – Class Y	4.91%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2007, for each Underlying Fund are presented below.  Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the U.S. Securities and Exchange Commission (“SEC”), contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 800-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Illumina, Inc.	1.71%
Under Armour, Inc.	1.70%
Strayer Education, Inc.	1.62%
SunPower Corp.	1.60%
Equinix, Inc.	1.49%
SINA Corp.	1.45%
Priceline.com, Inc.	1.37%
Shanda Interactive Entertainment Ltd. ADR	1.35%
Synaptics Inc.	1.33%
Geo Group, Inc. (The)	1.32%

Holdings by Sector	% of Investments
Auto & Transportation	1.70%
Consumer Discretionary	26.10%
Financial Services	7.56%
Healthcare	16.73%
Materials & Processing	5.40%
Other Energy	6.15%
Producer Durables	5.49%
Technology	25.03%
Short-Term Investment	5.84%
Total	100.00%

Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund

Ten Largest Holdings	% of Investments
Draka Holding N.V.	2.69%
Prosegur Compania de Seguridad S.A.	2.61%
Neopost S.A.	2.57%
Arques Industries AG	2.52%

Investments in Underlying Funds (unaudited) (continued)

Intertek Group plc	2.24%
Davide Campari-Milano S.p.A.	2.22%
Vedior N.V.	2.03%
BlueBay Asset Management	1.98%
Getinge AB Class B	1.73%
Symrise GmbH & Co. AG	1.72%

Holdings by Sector	% of Investments
Basic Materials	10.88%
Consumer Cyclicals	12.57%
Consumer Non-Cyclicals	5.41%
Diversified Financials	5.70%
Energy	7.14%
Healthcare	3.30%
Industrial Goods & Services	22.30%
Non-Property Financials	9.92%
Property & Property Services	4.97%
Technology	5.60%
Telecommunications	2.20%
Transportation	2.23%
Utilities	1.49%
Short-Term Investment	6.29%
Total	100.00%

Lord Abbett Securities Trust – Lord Abbett Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Houston Wire & Cable Co.	2.35%
ANADIGICS, Inc.	2.20%
Netlogic Microsystems, Inc.	2.16%
Phase Foward Inc.	2.14%
AuthenTec, Inc.	2.12%
Internap Network Services Corp.	2.08%
Advanced Analogic Technologies, Inc.	2.06%
Glu Mobile Inc.	2.04%
JA Solar Holdings Co., Ltd. ADR	1.79%
Omnicell, Inc.	1.76%

Holdings by Sector	% of Investments
Auto & Transportation	1.05%
Consumer Discretionary	23.46%
Consumer Staples	0.91%
Financial Services	2.44%
Healthcare	22.50%
Materials & Processing	4.82%
Other Energy	1.01%
Producer Durables	4.95%
Technology	33.27%
Short-Term Investment	5.59%
Total	100.00%

Investments in Underlying Funds (unaudited) (continued)

Lord Abbett Securities Trust – Lord Abbett Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Exponent, Inc.	2.67%
Psychemedics Corp.	2.31%
Radiant Systems, Inc.	2.18%
Applix, Inc.	2.13%
Portec Rail Products, Inc.	2.00%
Graham Corp.	1.97%
Supertel Hospitality, Inc.	1.93%
Monro Muffler Brake, Inc.	1.87%
Ultralife Batteries, Inc.	1.87%
McGrath RentCorp	1.73%

Holdings by Sector	% of Investments
Auto & Transportation	7.23%
Consumer Discretionary	13.70%
Consumer Staples	2.70%
Financial Services	12.81%
Healthcare	15.07%
Materials & Processing	12.40%
Other Energy	1.05%
Producer Durables	10.51%
Technology	14.13%
Utilities	1.50%
Short-Term Investment	8.90%
Total	100.00%

Lord Abbett Small Cap Blend Fund

Ten Largest Holdings	% of Investments
Amedisys, Inc.	2.84%
Select Comfort Corp.	2.45%
Hilb, Rogal & Hobbs Co.	2.28%
Kyphon Inc.	2.25%
Actuant Corp., Class A	2.19%
EXCO Resources, Inc.	2.00%
LCA-Vision Inc.	2.00%
Bucyrus International, Inc.	1.83%
Global Payments Inc.	1.83%
Beacon Roofing Supply, Inc.	1.82%

Holdings by Sector	% of Investments
Auto & Transportation	2.28%
Consumer Discretionary	13.18%
Consumer Staples	1.71%
Financial Services	12.27%
Healthcare	15.52%
Materials & Processing	12.95%
Other	0.82%
Other Energy	5.87%
Producer Durables	15.54%
Technology	15.25%
Short-Term Investment	4.61%
Total	100.00%

Investments in Underlying Funds (unaudited) (concluded)

Lord Abbett Research Fund, Inc. – Lord Abbett Small Cap Value Fund

Ten Largest Holdings	% of Investments
Anixter International, Inc.	3.85%
Quanex Corp.	2.95%
Curtiss-Wright Corp.	2.76%
PNM Resources, Inc.	2.69%
Hexcel Corp.	2.62%
Black Hills Corp.	2.11%
Carlisle Companies, Inc.	1.96%
Hanover Compressor Co.	1.86%
Financial Federal Corp.	1.70%
Williams Scotsman International, Inc.	1.66%

Holdings by Sector	% of Investments
Auto & Transportation	4.97%
Consumer Discretionary	7.59%
Consumer Staples	1.04%
Financial Services	12.21%
Healthcare	3.42%
Materials & Processing	22.44%
Other	2.32%
Other Energy	6.54%
Producer Durables	8.79%
Technology	15.80%
Utilities	10.40%
Short-Term Investment	4.48%
Total	100.00%

Lord Abbett Securities Trust – Lord Abbett Value Opportunties Fund

Ten Largest Holdings	% of Investments
Carlisle Cos., Inc.	3.05%
Cullen/Frost Bankers, Inc.	2.91%
Alliant Techsystems Inc.	2.32%
Harsco Corp.	2.26%
Anixter International Inc.	1.90%
Financial Federal Corp.	1.83%
Cytec Industries Inc.	1.82%
Charles River Laboratories	1.66%
IMS Health Inc.	1.59%
Hormel Foods Corp.	1.58%

Holdings by Sector	% of Investments
Auto & Transportation	2.28%
Consumer Discretionary	13.18%
Consumer Staples	1.71%
Financial Services	12.27%
Healthcare	15.52%
Materials & Processing	12.95%
Other	0.82%
Other Energy	5.87%
Producer Durables	15.54%
Technology	15.25%
Short-Term Investment	4.61%
Total	100.00%

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP GROWTH FUND July 31, 2007

Investments	Shares	Value (000)

COMMON STOCKS 95.90%

Aerospace 1.34%
Ladish Co., Inc.*	15,100	$732

Air Transportation 1.07%
Allegiant Travel Co.*	19,900	585

Beverage: Soft Drinks 0.92%
Jones Soda Co.*	35,900	503

Biotechnology Research & Production 1.98%
Array BioPharma Inc.*	45,600	458
Vnus Medical Technologies, Inc.*	45,000	627
Total		1,085

Commercial Information Services 2.25%
Health Grades, Inc.*	85,200	531
LoopNet, Inc.*	33,900	701
Total		1,232

Communications Technology 0.89%
UCN, Inc.*	120,400	488

Computer Services, Software & Systems 10.64%
Ariba, Inc.*	104,100	869
comScore, Inc.*	34,700	815
Double-Take Software, Inc.*	53,000	809
Magma Design Automation, Inc.*	41,400	613
Omniture, Inc.*	13,900	317
Sourcefire, Inc.*	44,100	536
Synchronoss Technologies, Inc.*	18,200	662
Systems Xcellence Inc.*	23,100	651
Taleo Corp. Class A*	25,300	544
Total		5,816

Computer Technology 5.51%
Advanced Analogic Technologies, Inc.*	128,800	1,144
Data Domain, Inc.*	4,300	107
Netezza Corp.*	55,700	849
Stratasys, Inc.*	4,800	211
Synaptics Inc.*	20,000	702
Total		3,013

Consumer Discretionary 1.30%
Perfect World Co. Ltd. ADR*	29,400	$709

Consumer Electronics 4.19%
Glu Mobile Inc.*	95,200	1,133
Internap Network Services Corp.*	78,500	1,157
Total		2,290

Consumer Products 1.32%
Smith & Wesson Holding Corp.*	38,400	722

Diversified Financial Services 0.95%
FCStone Group, Inc.*	10,800	519

Education Services 0.78%
Capella Education Co.*	9,500	425

Electronics 1.24%
Daktronics, Inc.	31,800	676

Electronics: Instruments, Gauges & Meters 0.81%
FARO Technologies, Inc.*	11,900	443

Electronics: Medical Systems 3.05%
Cynosure, Inc. Class A*	18,900	590
Luminex Corp.*	31,400	375
NxStage Medical, Inc.*	52,800	701
Total		1,666

Electronics: Semi-Conductors/Components 13.37%
02Micro International Ltd. ADR*	61,800	756
ANADIGICS, Inc.*	84,200	1,223
AuthenTec, Inc.*	97,300	1,175
JA Solar Holdings Co. Ltd. ADR*	27,200	997
Mellanox Technologies, Ltd. (Israel)*(a)	47,500	920
Monolithic Power Systems, Inc.*	35,500	593
NetLogic Microsystems Inc.*	39,400	1,201
Spreadtrum Communications, Inc. ADR*	31,100	442
Total		7,307

Energy: Miscellaneous 1.03%
Dawson Geophysical Co.*	5,100	279

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO-CAP GROWTH FUND July 31, 2007

Investments	Shares	Value (000)

Energy: Miscellaneous (continued)
EnerNoc, Inc.*	8,000	$283
Total		562

Engineering & Contracting Services 1.12%
Layne Christensen Co.*	13,600	614

Financial Information Services 0.84%
Bankrate, Inc.*	10,200	457

Health & Personal Care 1.17%
Bio-Reference Laboratories, Inc.*	25,000	640

Healthcare Facilities 1.40%
Skilled Heathcare Group, Inc. Class A*	55,000	764

Healthcare Management Services 5.05%
HMS Holdings Corp.*	31,200	594
Omnicell, Inc.*	41,000	979
Phase Foward Inc.*	69,100	1,188
Total		2,761

Jewelry Watches & Gemstones 1.10%
LJ International, Inc. (Hong Kong)*(a)	85,200	600

Machinery: Agricultural 0.91%
Lindsay Corp.	12,300	500

Machinery: Industrial/Specialty 0.65%
DXP Enterprises, Inc.*	10,900	354

Machinery: Specialty 0.57%
TurboChef Technologies, Inc.*	22,300	312

Medical & Dental Instruments & Supplies 10.20%
Abaxis, Inc.*	29,800	542
CryoLife, Inc.*	27,800	265
Hansen Medical, Inc.*	31,400	637
Insulet Corp.*	39,700	557
Meridian Bioscience, Inc.	33,600	750
Micrus Endovascular Corp.*	40,200	946
Northstar Neuroscience, Inc.*	48,700	499
NuVasive, Inc.*	28,900	$829
Volcano Corp.*	31,800	549
Total		5,574

Metal Fabricating 3.06%
Dynamic Materials Corp.	20,600	867
Encore Wire Corp.	26,400	806
Total		1,673

Miscellaneous: Technology 2.10%
iRobot Corp.*	45,000	805
Vocus, Inc.*	12,300	345
Total		1,150

Pollution Control & Environmental Services 0.75%
Fuel Tech, Inc.*	14,600	408

Restaurants 3.68%
Jamba Inc.*	86,700	695
Noble Roman’s Inc.*	99,100	654
Red Robin Gourmet Burgers, Inc.*	17,200	663
Total		2,012

Retail 3.53%
Gaiam, Inc.*	47,200	759
PriceSmart, Inc.	35,200	796
Volcom, Inc.*	10,500	372
Total		1,927

Securities Brokerage & Services 0.69%
MarketAxess Holdings, Inc.*	22,700	377

Services: Commercial 3.30%
51job, Inc. ADR*	42,600	786
Knot, Inc. (The)*	36,460	662
Liquidity Services Inc.*	23,100	357
Total		1,805

Steel 0.71%
Claymont Steel Holdings, Inc.*	19,500	389

Technology 0.04%
BladeLogic, Inc.*	800	21

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO-CAP GROWTH FUND July 31, 2007

Investments	Shares	Value (000)

Wholesalers 2.39%
Houston Wire & Cable Co.*	50,700	$1,307

Total Common Stocks (cost $51,878,694)		52,418

	Principal Amount (000)

SHORT-TERM INVESTMENT 5.68%

Repurchase Agreement
Repurchase Agreement dated 7/31/2007, 4.67% due 8/1/2007 with State Street Bank & Trust Co. collateralized by $3,160,000 of Federal Farm Credit Bank at 4.75% due 5/7/2010; value: $3,167,900; proceeds: $3,104,278 (cost $3,103,876)	$3,104	$3,104

Total Investments in Securities 101.58% (cost $54,982,570)		55,522
Liabilities in Excess of Cash and Other Assets (1.58%)		(866)
Net Assets 100.00%		$54,656

ADR American Depositary Receipt.

* Non-income producing security.

(a) Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP VALUE FUND July 31, 2007

		Value
Investments	Shares	(000)

COMMON STOCKS 92.20%

Aerospace 2.26%
Ladish Co., Inc.*	16,995	$824
LMI Aerospace, Inc.*	38,100	845
Total		1,669

Air Transportation 0.10%
Frontier Airlines Holdings*	14,100	75

Auto Parts: After Market 1.07%
Keystone Automotive Industries, Inc.*	16,900	790

Auto Parts: Original Equipment 1.35%
Amerigon Inc.*	29,800	479
Strattec Security Corp.*	10,165	518
Total		997

Banks 4.63%
Bryn Mawr Bank Corp.	10,152	228
CoBiz, Inc.	63,350	979
Pennsylvania Commerce
Columbia Bancorp	28,560	536
Bancorp, Inc.*	36,877	994
Southwest Bancorp, Inc.	34,900	689
Total		3,426

Biotechnology Research & Production 1.04%
Kensey Nash Corp.*	31,400	767

Building: Cement 1.51%
U.S. Concrete, Inc.*	147,000	1,116

Chemicals 6.42%
Landec Corp.*	24,600	283
NuCo2, Inc.*	44,500	1,124
Penford Corp.	25,470	910
Quaker Chemical Corp.	47,600	1,034
Ultralife Batteries, Inc.*	122,700	1,399
Total		4,750

Communications Technology 1.12%
Anaren, Inc.*	48,100	829

Computer Services, Software & Systems 8.17%
Applix, Inc.*	109,783	$1,591
COMSYS IT Partners Inc.*	34,500	627
Mercury Computer Systems, Inc.*	89,962	983
Moldflow Corp.*	29,300	612
SI International, Inc.*	38,900	1,133
TechTeam Global, Inc.*	94,159	1,096
Total		6,042

Computer Technology 2.77%
Radiant Systems, Inc.*	117,400	1,632
Rimage Corp.*	17,400	418
Total		2,050

Construction 1.26%
Meadow Valley Corp.*	72,800	930

Consumer Electronics 1.14%
LoJack Corp.*	39,600	844

Drug & Grocery Store Chains 1.49%
Susser Holdings Corp.*	74,500	1,103

Electrical & Electronics 1.03%
LeCroy Corp.*	83,200	764

Electrical Equipment & Components 1.38%
Powell Industries, Inc.*	30,300	1,018

Electronics: Instruments, Gauges & Meters 1.08%
Keithley Instruments, Inc.	74,100	800

Electronics: Technology 1.21%
Gerber Scientific, Inc.*	85,900	892

Engineering & Contracting Services 1.27%
Michael Baker Corp.*	26,100	941

Financial: Miscellaneous 1.51%
Federal Agricultural
Mortgage Corp. Class C	39,990	1,119

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO-CAP VALUE FUND July 31, 2007

		Value
Investments	Shares	(000)

Foods 1.24%
Overhill Farms, Inc.*	158,635	$920

Funeral Parlors & Cemetery 1.14%
Carriage Services, Inc.*	64,400	571
Rock of Ages Corp.*	47,300	275
Total		846

Health & Personal Care 2.33%
Psychemedics Corp.	84,400	1,726

Healthcare Facilities 0.77%
Capital Senior Living Corp.*	63,992	567

Healthcare Management Services 2.80%
American Dental Partners, Inc.*	33,600	862
National Medical Health Card Systems, Inc.*	80,600	1,211
Total		2,073

Hotel/Motel 0.16%
Interstate Hotels & Resorts, Inc.*	26,800	117

Identification Control & Filter Devices 1.32%
Flanders Corp.*	168,600	976

Insurance: Property-Casualty 1.64%
Donegal Group Inc.	66,133	954
Navigators Group, Inc. (The)*	5,000	261
Total		1,215

Machinery: Industrial/Specialty 3.24%
Graham Corp.	40,930	1,478
Tennant Co.	12,300	474
Twin Disc, Inc.	8,200	442
Total		2,394

Medical & Dental Instruments & Supplies 8.31%
Abaxis, Inc.*	68,500	1,246
Cardiac Science Corp.*	109,700	1,130
Cutera, Inc.*	45,600	$1,037
Medical Action Industries, Inc.*	64,170	1,249
Merit Medical Systems, Inc.*	97,409	1,090
Orthovita, Inc.*	120,845	393
Total		6,145

Metal Fabricating 1.30%
NN, Inc.	90,500	959

Metals & Minerals Miscellaneous 0.79%
A.M. Castle & Co.	17,800	588

Oil: Crude Producers 1.06%
Bronco Drilling Co., Inc.*	54,200	786

Pollution Control & Environmental Services 1.36%
Team, Inc.*	21,400	1,006

Railroad Equipment 2.02%
Portec Rail Products, Inc.	117,700	1,494

Real Estate Investment Trusts 1.95%
Supertel Hospitality, Inc.	179,200	1,444

Rental & Leasing Services: Commercial 3.23%
Marlin Business Services Corp.*	55,800	1,088
McGrath RentCorp	43,400	1,298
Total		2,386

Retail 1.10%
Rush Enterprises, Inc. Class B*	30,600	810

Services: Commercial 8.12%
Ambassadors International, Inc.	32,100	1,242
Collectors Universe, Inc.	26,500	409
Exponent, Inc.*	87,900	2,001
Monro Muffler Brake, Inc.	41,800	1,399
Waste Industries USA, Inc.	30,000	958
Total		6,009

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO-CAP VALUE FUND July 31, 2007

		Value
Investments	Shares	(000)

Textiles Apparel Manufacturers 2.20%
Hartmarx Corp.*	140,300	$1,200
Lakeland Industries, Inc.*	32,000	427
Total		1,627

Transportation: Miscellaneous 1.33%
Quixote Corp.	52,300	980

Truckers 1.46%
Marten Transport, Ltd.*	72,200	1,081

Utilities: Gas Distributors 1.52%
Chesapeake Utilities Corp.	34,400	1,122

Total Common Stocks (cost $63,312,435)		68,193

	Principal Amount (000)

SHORT-TERM INVESTMENT 9.00%

Repurchase Agreement
Repurchase Agreement dated 7/31/2007, 4.67% due 8/1/2007 with State Street Bank & Trust Co. collateralized by $6,745,000 of Federal Home Loan Bank at 5.50% due 6/11/2009; value: $6,795,588; proceeds: $6,659,153 (cost $6,658,289)	$6,658	$6,658

Total Investments in Securities 101.20% (cost $69,970,724)		74,851
Liabilities in Excess of Other Assets (1.20%)		(888)
Net Assets 100.00%		$73,963

*  Non-income producing security.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”).

The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

2.       SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

3.       FEDERAL TAX INFORMATION

As of July 31 ,2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Micro Cap Growth	Micro Cap Value
Tax cost	$55,011,801	$69,972,258
Gross unrealized gain	2,929,672	7,411,106
Gross unrealized loss	(2,419,818)	(2,532,380)
Net unrealized security gain	$509,854	4,878,726

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

4.       INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of the Micro Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund’s performance.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2007